Income Taxes - Components of Deferred Income Tax Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Plant, equipment, and intangibles	$ (203,736)	$ (90,413)
Deferred income tax assets:
Postretirement, pensions, and stock compensation	32,831	34,656
Reserves and accruals	44,345	44,809
Net operating loss and tax credit carryforwards	231,892	217,902
Valuation allowances	(117,071)	(157,317)
Deferred tax assets	191,997	140,050
Deferred income tax liabilities:
Net deferred income tax asset		$ 49,637
Net deferred income tax liability	$ (11,739)